ACQUIRED INTANGIBLE ASSETS, NET (Details 1) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
2013		4,619
2014		3,786
2015		3,108
2016		2,645
2017		1,616
Total	$ 5,097	32,318	33,094